Consolidated Statements of Cash Flows (Unaudited) - USD ($)	9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021
Cash Flows From Operating Activities
Net loss	$ (775,217)	$ (818,211)
Adjustments to reconcile net loss to net cash used by operating activities
Gain on extinguishment of debt	0	(120,000)
Stock compensation expense for services	900	0
Amortization of debt discount on notes payable and preferred stock	37,400	269,734
Amortization of intangible assets	37,023	37,295
Changes in Operating Assets and Liabilities
(Increase) in prepaid expense	0	(5,346)
(Increase) in accounts receivable	(5,100)	(5,280)
(Decrease) increase in accounts payable	(1,588)	10,167
Increase in accrued liabilities	80,398	84,755
Increase (decrease) in derivative liability	116,023	(172,558)
Increase in unearned interest	10,192	0
Increase in shares payable to related parties	12,221	333,950
Increase (decrease) in salaries payable to related parties	10,526	(136,417)
Net Cash Used By Operating Activities	(471,561)	(521,911)
Cash Flows From Investing
Cash paid for note receivable	(200,000)	0
Cash Used in Investing Activities	(200,000)	0
Cash Flows From Financing Activities
Cash received from sale of common stock	481,657	521,850
Cash payments of offering costs	(9,633)	0
Cash received from sale of Series B preferred stock	187,000	0
Net Cash Provided By Financing Activities	659,024	521,850
Net Decrease in Cash and Cash Equivalents	(12,537)	(61)
Cash and Cash Equivalents - Beginning of Period	46,821	103,074
Cash and Cash Equivalents - End of Period	34,284	103,013
Supplement Disclosures of Cash Flow Information
Interest paid	0	0
Income taxes paid	$ 0	$ 0